Exhibit 99.1

World Omni Auto Receivables Trust 2017-B

Monthly Servicer Certificate

November 30, 2017

Dates Covered
Collections Period	11/01/17 - 11/30/17
Interest Accrual Period	11/15/17 - 12/14/17
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/17	608,013,375.18	25,017
Yield Supplement Overcollateralization Amount 10/31/17	34,245,818.07	0
Receivables Balance 10/31/17	642,259,193.25	25,017
Principal Payments	14,523,126.86	222
Defaulted Receivables	747,185.04	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/17	33,100,009.04	0
Pool Balance at 11/30/17	593,888,872.31	24,765

Pool Statistics	$ Amount	# of Accounts
Pool Factor	88.97%
Prepayment ABS Speed	0.95%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	3,112,585.52	137
Past Due 61-90 days	1,058,378.13	58
Past Due 91-120 days	181,493.96	12
Past Due 121+ days	0.00	0
Total	4,352,457.61	207

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.69%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.20%
Delinquency Trigger Occurred	NO

Recoveries	425,262.11
Aggregate Net Losses/(Gains) - November 2017	321,922.93
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.60%
Prior Net Losses Ratio	0.78%
Second Prior Net Losses Ratio	0.32%
Third Prior Net Losses Ratio	0.02%
Four Month Average	0.43%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.13%

Overcollateralization Target Amount	26,724,999.25
Actual Overcollateralization	12,914,433.27
Weighted Average APR	3.45%
Weighted Average APR, Yield Adjusted	5.60%
Weighted Average Remaining Term	63.89

Flow of Funds	$ Amount

Collections	16,801,112.54
Investment Earnings on Cash Accounts	13,484.79
Servicing Fee	(535,215.99)
Transfer to Collection Account	0.00
Available Funds	16,279,381.34

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	835,340.25
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	2,506,599.07
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	12,914,433.27
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	16,279,381.34

Servicing Fee	535,215.99
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 11/15/17	596,395,471.38
Principal Paid	15,421,032.34
Note Balance @ 12/15/17	580,974,439.04

Class A-1
Note Balance @ 11/15/17	53,715,471.38
Principal Paid	15,421,032.34
Note Balance @ 12/15/17	38,294,439.04
Note Factor @ 12/15/17	32.4529144%

Class A-2a
Note Balance @ 11/15/17	125,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/17	125,000,000.00
Note Factor @ 12/15/17	100.0000000%

Class A-2b
Note Balance @ 11/15/17	125,000,000.00
Principal Paid	0.0000000%
Note Balance @ 12/15/17	125,000,000.00
Note Factor @ 12/15/17	100.0000000%

Class A-3
Note Balance @ 11/15/17	229,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/17	229,000,000.00
Note Factor @ 12/15/17	100.0000000%

Class A-4
Note Balance @ 11/15/17	52,030,000.00
Principal Paid	0.00
Note Balance @ 12/15/17	52,030,000.00
Note Factor @ 12/15/17	100.0000000%

Class B
Note Balance @ 11/15/17	11,650,000.00
Principal Paid	0.00
Note Balance @ 12/15/17	11,650,000.00
Note Factor @ 12/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	858,349.00
Total Principal Paid	15,421,032.34
Total Paid	16,279,381.34

Class A-1
Coupon	1.28000%
Interest Paid	57,296.50
Principal Paid	15,421,032.34
Total Paid to A-1 Holders	15,478,328.84

Class A-2a
Coupon	1.61000%
Interest Paid	167,708.33
Principal Paid	0.00
Total Paid to A-2a Holders	167,708.33

Class A-2b
One-Month Libor	1.25028%
Coupon	1.35028%
Interest Paid	140,654.17
Principal Paid	0.00
Total Paid to A-2b Holders	140,654.17

Class A-3
Coupon	1.95000%
Interest Paid	372,125.00
Principal Paid	0.00
Total Paid to A-3 Holders	372,125.00

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.2991902
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.3411521
Total Distribution Amount	24.6403423

A-1 Interest Distribution Amount	0.4855636
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	130.6867147
Total A-1 Distribution Amount	131.1722783

A-2a Interest Distribution Amount	1.3416666
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	1.3416666

A-2b Interest Distribution Amount	1.1252334
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	1.1252334

A-3 Interest Distribution Amount	1.6250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6250000

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	162.54
Noteholders' Principal Distributable Amount	837.46

Account Balances	$ Amount

Reserve Account
Balance as of 11/15/17	1,664,191.04
Investment Earnings	1,299.82
Investment Earnings Paid	(1,299.82)
Deposit/(Withdrawal)	-
Balance as of 12/15/17	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04